Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements
MarkMonitor Product Line were sold to OpSec Security for a purchase price	$ 3,751
Loss on impairment		$ 18,431
Level 2
Fair Value Measurements
Fair value of company's debt		$ 1,692,750	$ 1,950,318